UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Cummins
Title:  Managing Member
Phone:  (212) 607-2576


Signature, Place and Date of Signing:


/s/ Marc Cummins               New York, New York           November 14, 2008
--------------------           ------------------        --------------------
     [Signature]                 [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total: $48,239
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                    FORM 13F INFORMATION TABLE
                                                          September 30, 2008



COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE  SHARED  NONE
--------------                 --------------      -----       --------  -------   --- ----   ----------  -----   ----  ------  ----
ALTERNATIVE ASSET MGMT ACQU    W EXP 08/01/201     02149U119     647     1,847,900 SH         SOLE                1,847,900
AMBASSADORS INTL INC           COM                 023178106     953       479,040 SH         SOLE                  479,040
AMERICAN TOWER CORP            CL A                029912201   1,440        40,030 SH         SOLE                   40,030
EINSTEIN NOAH REST GROUP INC   COM                 28257U104   1,914       189,850 SH         SOLE                  189,850
GAMESTOP CORP NEW              CL A                36467W109   1,026        30,000    CALL    SOLE                   30,000
GSC ACQUISITION COMPANY        W EXP 06/25/201     40053G114     243     1,215,000 SH         SOLE                1,215,000
HYTHIAM INC                    COM                 44919F104   1,756     1,360,889 SH         SOLE                1,360,889
ISHARES TR                     RUSSELL 2000        464287655   6,800       100,000    PUT     SOLE                  100,000
JARDEN CORP                    COM                 471109108   1,514        64,571 SH         SOLE                   64,571
LIBERTY ACQUISITION HLDGS CO   COM                 53015Y107   6,683       769,000 SH         SOLE                  769,000
LIBERTY ACQUISITION HLDGS CO   W EXP 12/12/201     53015Y115     796     1,137,500 SH         SOLE                1,137,500
MSC INDL DIRECT INC            CL A                553530106     900        19,528 SH         SOLE                   19,528
MIDDLEBY CORP                  COM                 596278101   1,597        29,408 SH         SOLE                   29,408
NATHANS FAMOUS INC NEW         COM                 632347100   9,097       572,476 SH         SOLE                  572,476
NEOGEN CORP                    COM                 640491106     500        17,751 SH         SOLE                   17,751
NEXCEN BRANDS INC              COM                 653351106     465     1,661,878 SH         SOLE                1,661,878
PROTECTION ONE INC             COM NEW             743663403   6,751       766,304 SH         SOLE                  766,304
SCHOOL SPECIALTY INC           COM                 807863105     740        23,737 SH         SOLE                   23,737
VICTORY ACQUISITION CORP       COM                 92644D100   2,717       286,000 SH         SOLE                  286,000
VICTORY ACQUISITION CORP       W EXP 04/24/201     92644D118     916     2,036,400 SH         SOLE                2,036,400
XCORPOREAL INC                 COM                 98400P104     784     1,569,757 SH         SOLE                1,569,757




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